Share Capital (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 23, 2024	Dec. 31, 2024 USD ($) vote $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Oct. 22, 2024 USD ($)	Feb. 20, 2024 USD ($)
Equity, Class of Treasury Stock [Line Items]
Number of votes | vote		1
Total proceeds from exercise of stock options by employees		$ 36,187	$ 50,973	$ 35,844
Ordinary shares redeemed, value		$ 499,998		$ 99,983
Buyback program
Equity, Class of Treasury Stock [Line Items]
Ordinary shares redeemed (in shares) | shares		2,179,699	0	420,530
Ordinary shares redeemed, value		$ 500,000		$ 100,000
Buyback program | Maximum
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized percentage (in percent)	10.00%	10.00%
February 2024
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount						$ 500,000
October 2024
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized amount					$ 250,000
Employee Stock Option
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees (in shares) | shares		311,040	535,705	348,286
Average exercise price of option per share (USD per share) | $ / shares		$ 116.31	$ 95.12	$ 102.87
Total proceeds from exercise of stock options by employees		$ 36,200	$ 51,000	$ 35,800
Restricted Stock Units (RSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain RSUs previously awarded by the Company (in shares) | shares		120,458	188,800	195,029
Performance Share Unit (PSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain PSUs previously awarded by the Company (in shares) | shares		9,975	47,026	46,087